Selected Quarterly Financial Information (Schedule Of Quarterly Financial Information) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Selected Quarterly Financial Information [Abstract]
Revenue		$ 2,229	$ 3,648	$ 3,933	$ 3,535	$ 3,006	$ 4,083	$ 4,304	$ 4,274
Gross profit	$ 616	211	899	1,061	853	740	1,101	1,086	1,172	$ 3,024	$ 4,099
Loss from operations	(477)	(741)	(163)	(35)	(174)	(232)	87	(6)	66	(1,113)	(85)
Net income (loss)	$ (469)	$ (808)	$ (211)	$ (55)	$ (197)	$ (236)	$ 69	$ (65)	$ 49	$ (1,271)	$ (183)
Basic and diluted loss per share	$ (0.01)	$ (0.02)	$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ 0.00	$ (0.03)	$ 0.00